Intangible Assets - Balances of goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		R$ 818,096	R$ 931,808
Extrafarma [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill acquisition gross		661,553	661,553
Goodwill acquisition impairment	[1]	R$ 661,553	593,280
Segment		Extrafarma
Goodwill			68,273
Ipiranga [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill	[2]	R$ 276,724	276,724
Uniao Terminais [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 211,089	211,089
Texaco [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 177,759	177,759
Iconic (CBLSA)[member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 69,807	69,807
Oxiteno Uruguay S.A. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Oxiteno
Goodwill	[3]		44,856
Temmar [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 43,781	43,781
DNP [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 24,736	24,736
Repsol [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultragaz
Goodwill		R$ 13,403	13,403
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 797	797
Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Oxiteno
Goodwill	[3]		R$ 583

[1]	For further information, see Note 3.a.
[2]	Including R$ 246,163 presented as goodwill at parent Company Ultrapar.
[3]	For further information about reclassification, see Note 3.c.1.